UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	12/31/16

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Diversified Emerging Markets Fund

Dreyfus/Newton International Equity Fund

Dreyfus Tax Sensitive Total Return Bond Fund

Dreyfus/The Boston Company Small/Mid Cap Growth Fund

Dreyfus/The Boston Company Small Cap Growth Fund

Dreyfus/The Boston Company Small Cap Value Fund

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Emerging Markets Fund
December 31, 2016 (Unaudited)

Common Stocks - 53.9%	Shares		Value ($)
Brazil - 2.3%
Banco Bradesco	18,200		162,948
BM&FBovespa	55,900		283,390
BR Malls Participacoes	3,770	[a]	13,842
CCR	6,500		31,874
Cia de Saneamento Basico do Estado de Sao Paulo	43,900		388,325
Cosan Industria e Comercio	16,800		196,921
EcoRodovias Infraestrutura e Logistrica	210,400		532,675
EDP - Energias do Brasil	71,400		293,963
Embraer	17,500		86,029
Fibria Celulose	3,500		34,293
Petroleo Brasileiro, ADR	19,009	[a]	192,181
Petroleo Brasileiro, ADR	74,113	[a]	652,936
Qualicorp	41,500		245,453
			3,114,830
Canada - .3%
Gran Tierra Energy	116,127	[a]	350,704
Chile - .9%
Empresa Nacional de Telecomunicaciones	55,246	[a]	587,189
Enel Generacion Chile	241,400		159,841
Itau CorpBanca	58,330,239		487,686
			1,234,716
China - 13.0%
AAC Technologies Holdings	54,500		495,135
Alibaba Group Holding, ADR	22,796	[a]	2,001,717
Anhui Conch Cement, Cl. H	178,000		484,338
ANTA Sports Products	134,000		400,039
Baidu, ADR	950	[a]	156,189
Bank of China, Cl. H	3,349,000		1,485,661
Beijing Capital International Airport, Cl. H	192,000		194,117
China Communications Services, Cl. H	326,000		207,678
China Construction Bank, Cl. H	1,633,000		1,257,207
China Evergrande Group	44,000		27,406
China Galaxy Securities, Cl. H	159,000		143,325
China Life Insurance, Cl. H	165,000		429,815
China Lodging Group, ADR	11,678	[a]	605,388

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 53.9% (continued)	Shares		Value ($)
China - 13.0% (continued)
China Medical System Holdings	101,000		159,943
China Merchants Bank, Cl. H	12,000		28,133
China Pacific Insurance Group, Cl. H	8,000		27,906
China Shenhua Energy, Cl. H	25,500		48,011
China Southern Airlines, Cl. H	352,000		182,934
China Vanke, Cl. H	11,700		26,706
Chongqing Rural Commercial Bank, Cl. H	535,000		313,914
Country Garden Holdings	30,000		16,790
Geely Automobile Holdings	370,000		353,562
Great Wall Motor, Cl. H	386,500		360,856
Huaneng Renewables, Cl. H	832,000		270,377
Industrial & Commercial Bank of China, Cl. H	599,000		359,191
Jiangsu Expressway, Cl. H	50,000		63,189
Longfor Properties	7,500		9,517
People's Insurance Company Group of China, Cl. H	812,000		320,423
PICC Property & Casualty, Cl. H	600,000		934,683
Ping An Insurance Group Company of China, Cl. H	222,000		1,110,787
Shanghai Pharmaceuticals Holding, Cl. H	267,500		613,341
Sino-Ocean Group Holding	23,500		10,516
Sinopec Shanghai Petrochemical, Cl. H	476,000		257,812
Sinopharm Group, Cl. H	73,600		303,246
Sinotrans, Cl. H	616,000		274,855
Tencent Holdings	144,700		3,539,827
Weichai Power, Cl. H	233,000		358,762
			17,833,296
Hong Kong - 1.5%
China Everbright	6,000		11,420
China Mobile	122,000		1,293,236
China Overseas Land & Investment	30,000		79,502
China Resources Land	20,000		44,980
China Taiping Insurance Holdings	129,800	[a]	267,819
Nine Dragons Paper Holdings	77,000		69,806
Shanghai Industrial Holdings	102,000		276,227
Shimao Property Holdings	10,500		13,730
			2,056,720
Hungary - .5%
Richter Gedeon	31,434		664,444
India - 4.8%
Axis Bank	52,850		350,374
Bajaj Finance	21,000		260,589

Common Stocks - 53.9% (continued)	Shares	Value ($)
India - 4.8% (continued)
Bharat Petroleum	37,072	347,123
Hero MotoCorp	4,300	192,835
Hindustan Petroleum	32,653	212,314
ICICI Bank	72,797	273,833
Infosys	8,020	119,420
ITC	116,439	414,579
Mahindra & Mahindra	17,368	303,166
Petronet	39,883	215,928
Power Finance	136,686	245,600
Power Grid Corporation of India	204,285	552,325
Reliance Industries	30,622	488,364
Tata Consultancy Services	4,275	149,001
Tata Motors	79,657	553,972
Tata Power	198,400	221,874
UPL	86,304	822,730
Vedanta	254,927	811,883
		6,535,910
Indonesia - 1.5%
Bank Negara Indonesia	597,600	245,073
Bank Rakyat Indonesia	892,800	773,683
Bumi Serpong Damai	2,183,400	284,421
Telekomunikasi Indonesia	2,078,300	613,964
United Tractors	80,000	126,183
		2,043,324
Malaysia - .6%
AirAsia	89,200	45,535
Astro Malaysia Holdings	75,100	43,527
DiGi.Com	52,300	56,311
Hong Leong Financial Group	6,100	19,336
Petronas Dagangan	10,400	55,176
Public Bank	89,200	392,114
Tenaga Nasional	88,500	274,220
		886,219
Mexico - 1.5%
Alfa, Cl. A	27,900	34,536
Arca Continental	96,000	499,412
Fibra Uno Administracion	13,100	20,020
Gruma, Cl. B	28,570	363,023
Grupo Financiero Inbursa, Cl. O	200,400	303,747
Grupo Financiero Interacciones, Cl. O	81,100	316,268

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 53.9% (continued)	Shares		Value ($)
Mexico - 1.5% (continued)
Grupo Lala	80,500		117,082
OHL Mexico	113,100		111,247
Promotora y Operadora de Infraestructura	27,695		231,130
Wal-Mart de Mexico	31,600		56,555
			2,053,020
Panama - .3%
Copa Holdings, Cl. A	4,413		400,833
Philippines - .1%
Ayala Land	43,100		27,744
Globe Telecom	2,295		69,664
SM Prime Holdings	46,300		26,404
			123,812
Poland - .9%
KGHM Polska Miedz	15,533		343,276
Polski Koncern Naftowy ORLEN	6,409		130,641
Polskie Gornictwo Naftowe i Gazownictwo	237,986		320,185
Powszechny Zaklad Ubezpieczen	63,755		505,969
			1,300,071
Qatar - .2%
Ooredoo	9,985		279,143
Russia - 3.6%
Gazprom, ADR	113,113		571,221
Lenta, GDR	39,773	[a,b]	326,139
Lukoil, ADR	17,851		1,001,441
MMC Norilsk Nickel, ADR	4,700		78,913
Rosneft Oil Co., GDR	120,248		781,612
Sberbank of Russia, ADR	105,325		1,219,137
Sistema, GDR	6,159		55,431
Surgutneftegas, ADR	12,760		64,374
Tatneft, ADR	7,450		307,089
Yandex, Cl. A	24,512	[a]	493,427
			4,898,784
South Africa - 2.9%
AngloGold Ashanti, ADR	24,917	[a]	261,878
Barclays Africa Group	74,041		909,437
Barloworld	42,816		367,562
Clicks Group	38,897		327,121
Growthpoint Properties	17,287		32,588
Mondi	5,400		110,090
Naspers, Cl. N	1,700		249,309

Common Stocks - 53.9% (continued)	Shares		Value ($)
South Africa - 2.9% (continued)
Redefine Properties	20,861		16,997
Resilient REIT	2,384		19,860
Sappi	48,500	[a]	317,654
SPAR Group	7,004		101,273
Standard Bank Group	14,200		156,902
Steinhoff International Holdings	27,620		143,351
Telkom	53,573		288,622
Tsogo Sun Holdings	145,900		293,208
Woolworths Holdings	73,579		380,492
			3,976,344
South Korea - 9.0%
Amorepacific	410	[a]	45,148
BGF retail	1,828	[a]	123,804
CJ	640	[a]	99,089
Coway	4,898	[a]	358,084
Dongbu Insurance	1,700	[a]	87,970
E-MART	2,084	[a]	315,758
GS Holdings	1,500	[a]	67,188
Hana Financial Group	12,869		332,966
Hankook Tire	13,560	[a]	651,167
Hanwha	7,400	[a]	214,746
Hanwha Life Insurance	16,000	[a]	86,504
Hanwha Techwin	11,901	[a]	428,132
Hyosung	2,473	[a]	297,915
Hyundai Development Co-Engineering & Construction	6,625	[a]	246,559
Hyundai Heavy Industries	3,604	[a]	434,163
Hyundai Mobis	2,396	[a]	523,716
Kangwon Land	4,667	[a]	138,140
KB Financial Group	6,120	[a]	216,870
Korean Air Lines	1,300	[a]	29,438
KT	3,396	[a]	82,665
KT&G	8,133	[a]	680,107
KT, ADR	20,908		294,594
LG Display	5,322	[a]	138,580
LG Electronics	2,200	[a]	93,989
LG Household & Health Care	499	[a]	354,068
Lotte Chemical	1,276	[a]	389,836
POSCO	2,164		461,359
Samsung Electronics	2,332		3,479,271
Samsung Fire & Marine Insurance	1,405	[a]	312,339

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 53.9% (continued)	Shares		Value ($)
South Korea - 9.0% (continued)
Shinhan Financial Group	14,723	[a]	551,594
SK Hynix	13,473	[a]	498,628
Woori Bank	28,600	[a]	301,913
			12,336,300
Taiwan - 6.6%
Advanced Semiconductor Engineering	465,000		476,845
Airtac International Group	60,000		478,451
Catcher Technology	18,000		125,105
Cathay Financial Holding	422,000		631,121
China Life Insurance	351,640		349,687
Chunghwa Telecom	77,000		242,499
First Financial Holding	322,905		172,328
Hon Hai Precision Industry	253,250		661,629
Hua Nan Financial Holdings	323,000		162,858
Inventec	111,000		76,115
Lite-On Technology	100,000		150,796
Nan Ya Plastics	96,000		212,082
Nanya Technology	199,000		298,231
Powertech Technology	345,000		931,304
Realtek Semiconductor	71,000		224,704
Taiwan Mobile	23,000		74,219
Taiwan Semiconductor Manufacturing	641,000		3,609,839
Uni-President Enterprises	70,000		115,982
			8,993,795
Thailand - 1.0%
Indorama Ventures	219,100		204,964
Siam Cement	13,050		181,480
Thai Beverage	579,900		340,376
Thai Oil	88,300		178,151
Thai Union Group, NVDR	185,300		108,664
Thanachart Capital	299,600		368,115
			1,381,750
Turkey - 1.4%
Arcelik	47,130		283,296
Emlak Konut Gayrimenkul Yatirim Ortakligi	285,375		241,932
Enka Insaat ve Sanayi	230,481		351,580
Eregli Demir ve Celik Fabrikalari	189,952		276,830
Haci Omer Sabanci Holding	84,800		220,001
KOC Holding	6,330		24,768
TAV Havalimananlari Holding	43,300		172,247

Common Stocks - 53.9% (continued)	Shares		Value ($)
Turkey - 1.4% (continued)
Tupras Turkiye Petrol Rafinerileri	1,700		34,102
Turkiye Garanti Bankasi	168,776		364,647
			1,969,403
United Arab Emirates - 1.0%
Abu Dhabi Commercial Bank	357,803		672,177
Dubai Islamic Bank	99,747		151,268
Emaar Properties	291,583		566,034
			1,389,479
Total Common Stocks (cost $68,036,815)			73,822,897
Preferred Stocks - 1.9%
Brazil - 1.8%
Banco Bradesco	53,712		478,584
Banco do Estado do Rio Grande do Sul, Cl. B	77,000		244,152
Cia Energetica de Minas Gerais	48,500		114,891
Cia Paranaense de Energia, Cl. B	38,200		321,121
Gerdau	15,100		50,106
Itau Unibanco Holding	55,429		576,481
Vale	89,300		640,385
			2,425,720
Colombia - .0%
Grupo Aval Acciones y Valores	130,123		52,665
South Korea - .1%
Samsung Electronics	69		81,865
Taiwan - .0%
Cathay Financial Holding	22,923	[a,c]	42,675
Total Preferred Stocks (cost $2,112,356)			2,602,925
Registered Investment Companies - 42.9%	Shares		Value ($)
United States - 42.9%
Dreyfus Global Emerging Markets Fund, Cl. Y	3,591,136	[d,e]	47,043,880
Dreyfus Strategic Beta Emerging Markets Fund, Cl. Y	1,070,116	[e]	11,642,868
(cost $56,723,020)			58,686,748
Total Investments (cost $126,872,191)	98.7%		135,112,570
Cash and Receivables (Net)	1.3%		1,728,488
Net Assets	100.0%		136,841,058
ADR—American Depository Receipt
GDR—Global Depository Receipt
NVDR—Non-Voting Depository Receipt
REIT—Real Estate Investment Trust

a Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities were valued at $326,139 or .24% of net assets.

[c]

The valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At December 31, 2016, the value of this security amounted to $42,675 or .03% of net assets.

[d]

The fund’s investment in the Dreyfus Global Emerging Markets Fund, Cl. Y represents 34.4% of the fund’s net assets. The Dreyfus Global Emerging Markets Fund, Cl. Y seeks to provide long-term capital appreciation.

[e]	Investment in affiliated mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Mutual Fund: Foreign	42.9
Financials	14.6
Information Technology	12.9
Energy	4.6
Materials	4.6
Consumer Discretionary	4.3
Industrials	4.2
Consumer Staples	3.1
Telecommunications	3.0
Utilities	1.9
Health Care	1.5
Real Estate	1.1
98.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Emerging Markets Fund
December 31, 2016 (Unaudited)

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted Quoted	Observable		Unobservable
	Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks†	73,822,897	-		-	73,822,897
Equity Securities - Foreign
Preferred Stocks†	2,560,250	42,675	††	-	2,602,925
Registered Investment Companies	58,686,748	-		-	58,686,748
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts†††	-	74		-	74
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts†††	-	(42)		-	(42)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
†††	Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts ("forward contracts") are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is

NOTES

closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at December 31, 2016:

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency			Appreciation
Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation)($)
Sales:
HSBC
Polish Zloty,
Expiring
1/3/2017	71,000	16,973	16,967	6
South African
Rand,
Expiring
1/3/2017	323,000	23,479	23,519	(40)
Royal Bank of Canada
Hong Kong Dollar,
Expiring
1/3/2017	135,000	17,410	17,409	1
Mexican New
Peso,
Expiring
1/3/2017	187,000	9,068	9,021	47
Turkish Lira,
Expiring
1/3/2017	80,000	22,703	22,683	20
United Arab
Emirates Dirham,
Expiring
1/3/2017	89,000	24,229	24,231	(2)
Gross Unrealized Appreciation				74
Gross Unrealized Depreciation				(42)

At December 31, 2016, accumulated net unrealized appreciation on investments was $8,240,379, consisting of $11,699,014 gross unrealized appreciation and $3,458,635 gross unrealized depreciation.

NOTES

At December 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
December 31, 2016 (Unaudited)

Common Stocks - 99.6%	Shares		Value ($)
Australia - .9%
Dexus Property Group	1,178,255		8,179,787
China - 2.3%
Baidu, ADR	76,007	[a]	12,496,311
China Biologic Products	91,772	[a]	9,867,325
			22,363,636
France - 5.2%
L'Oreal	77,490		14,144,262
Total	400,240		20,526,425
Vivendi	792,637		15,064,592
			49,735,279
Georgia - 1.1%
TBC Bank Group	560,834	[a]	10,035,875
Germany - 11.2%
Bayer	110,206		11,499,948
Hella KGaA Hueck & Co.	318,188		12,005,988
Infineon Technologies	1,424,136		24,750,506
LEG Immobilien	258,365	[a]	20,071,304
MTU Aero Engines Holding	75,318		8,705,358
SAP	173,931		15,161,610
Telefonica Deutschland Holding	3,246,513		13,909,038
			106,103,752
Hong Kong - 3.9%
AIA Group	3,225,312		18,196,841
Man Wah Holdings	28,594,400		19,359,159
			37,556,000
India - 1.7%
HDFC Bank, ADR	148,066		8,984,645
Indiabulls Housing Finance	703,508		6,740,181
			15,724,826
Ireland - 2.7%
CRH	736,316		25,680,588
Israel - 1.5%
Teva Pharmaceutical Industries, ADR	382,640		13,870,700
Italy - .8%
Atlantia	313,449		7,344,760

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.6% (continued)	Shares		Value ($)
Japan - 25.8%
Bridgestone	505,800		18,236,930
Don Quijote Holdings	757,000		28,013,048
FANUC	91,500		15,512,920
Japan Airlines	534,286		15,611,437
Japan Tobacco	782,600		25,739,588
M3	289,300		7,289,741
Recruit Holdings	415,771		16,684,201
Skylark	1,159,900		15,323,085
SoftBank Group	226,100		15,021,745
Sugi Holdings	412,300		19,614,015
Suntory Beverage & Food	434,500		18,049,177
TechnoPro Holdings	616,200		19,771,123
Topcon	918,200		13,842,724
Toyota Motor	291,300		17,142,771
			245,852,505
Mexico - 1.9%
Fomento Economico Mexicano, ADR	142,824		10,884,617
Grupo Financiero Santander Mexico, Cl. B, ADR	1,066,798		7,670,278
			18,554,895
Netherlands - 8.2%
Intertrust	462,616	[b]	8,142,213
RELX	1,002,834		16,879,635
Unilever	552,201		22,736,628
Wolters Kluwer	835,842		30,284,513
			78,042,989
Norway - 1.9%
DNB	1,191,373		17,714,661
Portugal - 1.1%
Galp Energia	733,354		10,954,224
Switzerland - 8.2%
Actelion	45,727	[a]	9,901,604
Credit Suisse Group	1,075,004	[a]	15,423,557
Novartis	349,437		25,427,950
Roche Holding	119,165		27,219,659
			77,972,770
United Kingdom - 21.2%
Associated British Foods	527,081		17,830,930
Barclays	8,743,643		24,078,369
British American Tobacco	286,768		16,333,074
Centrica	5,229,528		15,087,532

Common Stocks - 99.6% (continued)	Shares	Value ($)
United Kingdom - 21.2% (continued)
Diageo	572,726	14,893,050
GlaxoSmithKline	1,002,563	19,299,542
Just Eat	628,044 [a]	4,516,325
Next	130,999	8,044,761
Prudential	558,850	11,209,095
Royal Bank of Scotland Group	10,641,890 [a]	29,456,613
Vodafone Group	8,499,258	20,933,385
Wolseley	328,854	20,110,098
		201,792,774
Total Common Stocks (cost $867,213,248)		947,480,021
Preferred Stocks - 1.0%
Germany - 1.0%
Volkswagen
(cost $10,050,337)	70,834	9,943,066
Total Investments (cost $877,263,585)	100.6%	957,423,087
Liabilities, Less Cash and Receivables	(.6%)	(6,064,418)
Net Assets	100.0%	951,358,669
ADR—American Depository Receipt

[a] Non-income producing security.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities were valued at $8,142,213 or .86% of net assets.

Portfolio Summary (Unaudited)†	Value (%)
Consumer Staples	16.8
Industrials	15.9
Financials	15.7
Health Care	14.5
Consumer Discretionary	14.3
Information Technology	7.6
Telecommunication Services	5.2
Energy	3.3
Real Estate	3.0
Materials	2.7
Utilities	1.6
100.6

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
December 31, 2016 (Unaudited)

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign
Common Stocks†	947,480,021	-	-	947,480,021
Equity Securities - Foreign
Preferred Stocks†	9,943,066	-	-	9,943,066
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	19,667	-	19,667
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(381,996)	-	(381,996)

† See Statement of Investments for additional detailed categorizations.
Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.
Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures.
Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board
Members (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts ("forward contracts") are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is

NOTES

closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.
The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at December 31, 2016:

Forward Foreign
Currency				Unrealized
Exchange	Foreign Currency	Cost/		Appreciation
Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation)($)
Purchases:
UBS
British Pound,
Expiring
1/17/2017	18,044,000	22,553,268	22,249,877	(303,391)
Sales:
JP Morgan Chase Bank
British Pound,
Expiring
1/17/2017	18,044,000	22,186,216	22,249,876	(63,660)
Euro,
Expiring
1/3/2017	6,315,977	6,667,394	6,648,536	18,858
Japanese Yen,
Expiring
1/4/2017	284,638,413	2,420,588	2,435,409	(14,821)
Royal Bank of Scotland
British Pound,
Expiring
1/3/2017	7,854	9,664	9,680	(16)
Japanese Yen,
Expiring
1/5/2017	28,206,046	242,144	241,335	809
State Street Bank and Trust Co.
Japanese Yen,
Expiring
1/6/2017	18,782,712	160,600	160,708	(108)
Gross Unrealized Appreciation				19,667
Gross Unrealized Depreciation				(381,996)

NOTES

At December 31, 2016, accumulated net unrealized appreciation on investments was
$80,159,502, consisting of $134,952,455 gross unrealized appreciation and $54,792,953 gross unrealized depreciation.

At December 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of
Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Sensitive Total Return Bond Fund
December 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes - 2.7%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Certificates - .7%
Carrington Mortgage Loan Trust,
Ser. 2006-NC5, Cl. A2	0.87	1/25/37	479,887	[a]	388,107
OneMain Financial Issuance Trust,
Ser. 2014-1A, Cl. B	3.24	6/18/24	1,180,000	[b]	1,185,010
					1,573,117
Asset-Backed Ctfs./Auto Receivables - 1.7%
Capital Auto Receivables Asset Trust,
Ser. 2014-2, Cl. D	2.81	8/20/19	240,000		242,226
DT Auto Owner Trust,
Ser. 2014-2A, Cl. D	3.68	4/15/21	1,500,000	[b]	1,514,721
DT Auto Owner Trust,
Ser. 2014-3A, Cl. D	4.47	11/15/21	2,345,000	[b]	2,391,974
					4,148,921
Health Care - .3%
Dignity Health,
Scd. Bonds	2.64	11/1/19	760,000		766,563
Total Bonds and Notes
(cost $6,428,954)					6,488,601
Long-Term Municipal Investments -
88.4%

Alabama - .6%
Alabama Public School and College
Authority,
Capital Improvement Revenue	5.00	1/1/26	1,250,000		1,479,462
Arizona - .2%
Phoenix Industrial Development Authority,
Education Facility Revenue (Legacy
Traditional Schools Projects)	3.00	7/1/20	455,000	[b]	443,930
Arkansas - .9%
Arkansas Development Finance Authority,
HR (Washington Regional Medical
Center)	5.00	2/1/25	1,835,000		2,128,361
California - 5.7%
California,
Economic Recovery Bonds (Escrowed
to Maturity)	5.00	7/1/18	340,000		359,604
California,
GO (Various Purpose)	5.00	9/1/22	1,000,000		1,162,140
California State Public Works Board,
LR (Judicial Council of California) (New
Stockton Courthouse)	5.00	10/1/26	1,000,000		1,165,960
California State University Trustees,
Systemwide Revenue	5.00	11/1/22	1,000,000		1,141,730
California Statewide Communities
Development Authority,
Revenue (Loma Linda University
Medical Center)	5.00	12/1/31	525,000	[b]	548,851

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
88.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
California - 5.7% (continued)
Golden State Tobacco Securitization
Corporation,
Enhanced Tobacco Settlement Asset-
Backed Bonds (Insured; AMBAC)	4.60	6/1/23	750,000		779,258
Jurupa Public Financing Authority,
Special Tax Revenue	5.00	9/1/29	1,060,000		1,201,648
Los Angeles Community Facilities District
Number 4,
Special Tax Revenue (Playa Vista-Phase
1)	5.00	9/1/28	1,000,000		1,116,940
Los Angeles Department of Water and
Power,
Power System Revenue	5.00	7/1/23	1,000,000		1,181,090
Los Angeles Harbor Department,
Revenue (Green Bonds)	5.00	8/1/21	1,355,000		1,533,508
Sacramento County,
Airport System Senior Revenue	5.00	7/1/22	1,275,000		1,341,950
Southern California Public Power
Authority,
Revenue (Windy Point/Windy Flats
Project)	5.00	7/1/23	1,000,000		1,103,140
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company Project)	5.00	1/1/18	1,000,000		1,039,400
					13,675,219
Colorado - 1.0%
City and County of Denver,
Airport System Subordinate Revenue	5.00	11/15/22	720,000		816,242
Denver Convention Center Hotel Authority,
Convention Center Hotel Senior
Revenue	5.00	12/1/31	1,490,000		1,632,697
					2,448,939
Connecticut - 1.4%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	8/1/26	1,840,000		2,166,600
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/33	1,000,000		1,143,440
					3,310,040
District of Columbia - 2.0%
Georgetown University,
GO (Insured; National Public Finance
Guarantee Corp.)	1.31	4/1/29	4,000,000	[a]	3,580,000
Metropolitan Washington Airports
Authority,
Airport System Revenue	5.00	10/1/24	1,000,000		1,149,720
					4,729,720
Florida - 10.4%
Citizens Property Insurance Corporation,
Coastal Account Senior Secured
Revenue	5.00	6/1/25	3,000,000		3,495,570

Long-Term Municipal Investments -	Coupon	Maturity	Principal
88.4% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Florida - 10.4% (continued)
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/20	1,500,000	1,649,805
Citizens Property Insurance Corporation,
Personal Lines Account/Commercial
Lines Account Senior Secured Revenue	5.00	6/1/21	3,000,000	3,360,360
Florida Department of Transportation,
Turnpike Revenue	5.00	7/1/25	1,000,000	1,171,440
Florida Higher Educational Facilities
Financing Authority,
Educational Facilities Revenue (Nova
Southeastern University Project)	5.00	4/1/26	1,500,000	1,722,150
Jacksonville,
Special Revenue	5.00	10/1/27	1,000,000	1,163,870
Lakeland,
Energy System Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	10/1/17	1,000,000	1,029,520
Lee County,
Transportation Facilities Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	10/1/25	1,000,000	1,163,490
Miami Beach Redevelopment Agency,
Tax Increment Revenue (City
Center/Historic Convention Village)	5.00	2/1/33	1,500,000	1,672,950
Miami-Dade County,
Aviation Revenue (Miami International
Airport)	5.25	10/1/23	1,000,000	1,119,210
Miami-Dade County,
Seaport Revenue	5.00	10/1/22	2,000,000	2,257,420
Miami-Dade County School Board,
COP	5.00	5/1/26	1,500,000	1,732,140
Orange County,
Tourist Development Tax Revenue	5.00	10/1/30	750,000	875,295
South Miami Health Facilities Authority,
HR (Baptist Health South Florida
Obligated Group)	5.00	8/15/18	750,000	768,105
Tampa,
Capital Improvement Cigarette Tax
Allocation Revenue (H. Lee Moffitt
Cancer Center Project)	5.00	9/1/23	500,000	562,295
Village Community Development District
Number 7,
Special Assessment Revenue	3.00	5/1/19	630,000	640,704
Village Community Development District
Number 7,
Special Assessment Revenue	3.00	5/1/20	595,000	605,603
				24,989,927
Georgia - 2.4%
Atlanta,
Airport General Revenue	5.00	1/1/22	1,000,000	1,109,970
Atlanta Development Authority,
Senior Lien Revenue (New Downtown
Atlanta Stadium Project)	5.00	7/1/29	1,000,000	1,152,780
Fulton County Development Authority,
Revenue (Piedmont Healthcare, Inc.
Project)	5.00	7/1/25	1,000,000	1,176,210

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
88.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Georgia - 2.4% (continued)
Main Street Natural Gas, Inc.,
Gas Project Revenue (Guaranty
Agreement; Merrill Lynch and Co., Inc.)	5.50	9/15/28	1,100,000		1,294,722
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/21	1,000,000		1,116,490
					5,850,172
Illinois - 7.8%
Chicago,
Customer Facility Charge Senior Lien
Revenue (Chicago O'Hare International
Airport)	5.25	1/1/24	1,500,000		1,702,650
Chicago,
General Airport Senior Lien Revenue
(Chicago O'Hare International Airport)	5.00	1/1/35	750,000		826,493
Chicago,
General Airport Third Lien Revenue
(Chicago O'Hare International Airport)
(Insured; Assured Guaranty Municipal
Corp.) (Prerefunded)	5.00	1/1/18	1,000,000	[c]	1,038,990
Chicago,
Second Lien Water Revenue	5.00	11/1/26	1,000,000		1,124,940
Chicago,
Second Lien Water Revenue (Insured;
AMBAC)	5.00	11/1/32	2,000,000		2,005,120
Chicago Park District,
Limited Tax GO	5.00	1/1/28	2,500,000		2,739,250
Greater Chicago Metropolitan Water
Reclamation District,
Unlimited Tax GO	5.00	12/1/31	1,000,000		1,155,610
Illinois Finance Authority,
Revenue (Rush University Medical
Center Obligated Group)	5.00	11/15/26	1,000,000		1,161,590
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/27	1,000,000		1,159,330
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/31	1,000,000		1,129,810
Metropolitan Pier and Exposition
Authority,
Revenue (McCormick Place Expansion
Project)	5.00	12/15/28	2,035,000		2,139,314
Northern Illinois University Board of
Trustees,
Auxiliary Facilities System Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	4/1/17	1,500,000		1,512,975
Railsplitter Tobacco Settlement Authority,
Tobacco Settlement Revenue	5.00	6/1/17	1,000,000		1,016,070
					18,712,142
Kansas - .5%
Kansas Development Finance Authority,
Revolving Funds Revenue (Kansas
Department of Health and
Environment)	5.00	3/1/21	1,150,000		1,271,118

Long-Term Municipal Investments -	Coupon	Maturity	Principal
88.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Kentucky - .9%
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System Revenue	5.00	5/15/23	1,000,000		1,139,320
Louisville/Jefferson County Metro
Government,
Health Facilities Revenue (Jewish
Hospital and Saint Mary's HealthCare,
Inc. Project) (Prerefunded)	5.75	2/1/18	1,000,000	[c]	1,050,530
					2,189,850
Louisiana - .9%
Louisiana,
State Highway Improvement Revenue	5.00	6/15/25	1,000,000		1,180,600
Tobacco Settlement Financing Corporation
of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.00	5/15/20	1,000,000		1,082,900
					2,263,500
Maryland - 2.3%
Maryland,
GO (State and Local Facilities Loan)	5.00	8/1/21	4,000,000		4,578,000
Maryland Economic Development
Corporation,
EDR (Transportation Facilities Project)	5.13	6/1/20	1,000,000		1,060,020
					5,638,020
Michigan - 3.1%
Detroit,
Sewage Disposal System Senior Lien
Revenue (Insured; Assured Guaranty
Municipal Corp.)	5.25	7/1/19	1,000,000		1,083,550
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue	5.00	7/1/25	1,105,000		1,268,905
Michigan Finance Authority,
HR (Beaumont Health Credit Group)	5.00	8/1/25	1,000,000		1,155,560
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and Sewerage
Department, Sewage Disposal System
Revenue Senior Lien Local Project
Bonds) (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,000,000		1,121,340
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of the City of
Detroit State Qualified Unlimited Tax
GO Local Project Bonds)	5.00	5/1/20	1,125,000		1,228,804
Michigan Finance Authority,
Unemployment Obligation Assessment
Revenue	5.00	7/1/21	1,500,000		1,585,230
					7,443,389
Minnesota - 1.0%
Saint Paul Housing and Redevelopment
Authority,
Hospital Facility Revenue (HealthEast
Care System Project)	5.00	11/15/21	1,000,000		1,115,510

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
88.4% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Minnesota - 1.0% (continued)
Western Minnesota Municipal Power
Agency,
Power Supply Revenue	5.00	1/1/29	1,120,000	1,285,670
				2,401,180
Missouri - 2.9%
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.00	6/1/23	1,000,000	1,133,980
Missouri Development Finance Board,
Infrastructure Facilities Revenue
(Branson Landing Project)	5.00	6/1/28	1,000,000	1,104,600
Missouri Health and Educational Facilities
Authority,
Health Facilities Revenue (Saint Luke's
Health System, Inc.)	5.00	11/15/27	1,000,000	1,147,170
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue (Prairie State
Project)	5.00	12/1/29	3,120,000	3,569,717
				6,955,467
Nebraska - .5%
Nebraska Public Power District,
General Revenue	5.00	1/1/30	1,000,000	1,138,300
New Jersey - 4.1%
New Jersey Economic Development
Authority,
Cigarette Tax Revenue	5.00	6/15/18	1,250,000	1,297,925
New Jersey Economic Development
Authority,
School Facilities Construction Revenue	5.00	6/15/26	1,845,000	1,918,505
New Jersey Economic Development
Authority,
Water Facilities Revenue (New Jersey -
American Water Company, Inc. Project)	5.10	6/1/23	1,000,000	1,087,780
New Jersey Educational Facilities
Authority,
Revenue (Rowan University Issue)	5.00	7/1/18	1,225,000	1,289,043
New Jersey Health Care Facilities Financing
Authority,
Revenue (Virtua Health Issue)	5.00	7/1/25	1,000,000	1,150,010
New Jersey Higher Education Student
Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/18	1,000,000	1,051,480
New Jersey Higher Education Student
Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/24	1,000,000	1,105,060
Tobacco Settlement Financing Corporation
of New Jersey,
Tobacco Settlement Asset-Backed
Bonds	4.50	6/1/23	940,000	946,129
				9,845,932
New Mexico - 1.8%
Albuquerque,
GO (General Purpose Bonds)	5.00	7/1/20	2,000,000	2,232,180

Long-Term Municipal Investments -	Coupon	Maturity	Principal
88.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Mexico - 1.8% (continued)
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue	1.16	11/1/39	1,000,000	[a]	993,880
New Mexico Municipal Energy Acquisition
Authority,
Gas Supply Revenue (SBPA; Royal Bank
of Canada)	1.06	2/1/19	1,000,000	[a]	995,430
					4,221,490
New York - 11.0%
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.00	11/15/24	2,000,000		2,346,040
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/26	1,205,000		1,407,609
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/27	2,380,000		2,819,062
Nassau County,
GO (General Improvement)	5.00	10/1/21	2,000,000		2,258,060
New York City,
GO	5.00	8/1/21	2,000,000		2,177,520
New York City,
GO	5.00	3/1/25	1,000,000		1,179,930
New York City Health and Hospitals
Corporation,
Health System Revenue	5.00	2/15/19	1,000,000		1,074,010
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/18	1,000,000		1,068,710
New York Transportation Development
Corporation,
Special Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	5.00	8/1/21	1,350,000		1,425,695
New York Transportation Develpoment
Corporation,
Special Facility Revenue (Terminal One
Group Association, L.P. Project)	5.00	1/1/19	2,500,000		2,659,225
Onondaga Civic Development Corporation,
Revenue (Saint Joseph's Hospital Health
Center Project) (Prerefunded)	5.00	7/1/19	1,000,000	[c]	1,088,490
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/30	1,000,000		1,130,950
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	0.76	1/1/33	3,500,000	[a]	3,449,985
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/24	2,150,000		2,496,752
					26,582,038
North Carolina - .8%
North Carolina Medical Care Commission,
Health Care Facilities First Mortgage
Revenue (Pennybryn at Maryfield)	5.00	10/1/19	1,875,000		1,961,156

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
88.4% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Ohio - 1.1%
Ohio Higher Educational Facility
Commission,
Higher Educational Facility Revenue
(Case Western Reserve University
Project)	5.00	12/1/23	1,500,000	1,748,280
Southeastern Ohio Port Authority,
Hospital Facilities Improvement
Revenue (Memorial Health System
Obligated Group Project)	5.50	12/1/29	820,000	874,087
				2,622,367
Pennsylvania - 1.6%
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/29	1,000,000	1,139,860
Philadelphia,
Gas Works Revenue	5.00	8/1/21	1,000,000	1,100,670
Philadelphia School District,
GO	5.00	9/1/21	1,500,000	1,614,150
				3,854,680
Rhode Island - 1.2%
Rhode Island Health and Educational
Building Corporation,
Higher Education Facilities Revenue
(Brown University Issue)	5.00	9/1/21	700,000	801,423
Tobacco Settlement Financing Corporation
of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/26	1,000,000	1,104,960
Tobacco Settlement Financing Corporation
of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/35	1,000,000	1,045,380
				2,951,763
South Carolina - .5%
South Carolina Public Service Authority,
Revenue Obligations (Santee Cooper)	5.00	12/1/21	1,000,000	1,139,940
Tennessee - 1.5%
Memphis,
GO (General Improvement)	5.00	4/1/26	1,840,000	2,188,257
Tennessee Energy Acquisition Corporation,
Gas Project Revenue	5.25	9/1/26	1,120,000	1,306,558
				3,494,815
Texas - 14.8%
Arlington Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/27	1,400,000	1,617,700
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/27	1,250,000	1,416,425
Central Texas Regional Mobility Authority,
Senior Lien Revenue	5.00	1/1/31	1,175,000	1,290,961
Corpus Christi,
Utility System Junior Lien Revenue
(Insured; Assured Guaranty Municipal
Corp.)	5.00	7/15/23	1,725,000	1,965,672

Long-Term Municipal Investments -	Coupon	Maturity	Principal
88.4% (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas - 14.8% (continued)
Harris County,
Tax Road GO	5.00	10/1/27	1,500,000		1,793,430
Harris County-Houston Sports Authority,
Senior Lien Revenue	5.00	11/15/29	750,000		850,905
Houston,
Airport System Special Facilities
Revenue (United Airlines, Inc. Terminal
E Project)	4.75	7/1/24	1,000,000		1,047,080
Houston,
Airport System Subordinate Lien
Revenue (Insured; XLCA)	1.54	7/1/32	2,700,000	[a]	2,511,000
Houston,
Combined Utility System First Lien
Revenue	1.62	5/15/34	2,500,000	[a]	2,490,325
Houston,
GO (Public Improvement)	5.00	3/1/24	2,000,000		2,370,760
Love Field Airport Modernization
Corporation,
General Airport Revenue	5.00	11/1/26	1,000,000		1,155,000
Love Field Airport Modernization
Corporation,
General Airport Revenue	5.00	11/1/27	1,850,000		2,101,396
Mesquite Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/19	2,165,000		2,363,271
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/22	1,000,000		1,133,990
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/21	2,000,000		2,218,300
Plano Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/26	1,500,000		1,824,555
Sam Rayburn Municipal Power Agency,
Power Supply System Revenue	5.00	10/1/20	1,210,000		1,332,718
Texas,
GO (College Student Loan Bonds)	5.00	8/1/17	1,000,000		1,024,330
Texas,
GO (College Student Loan Bonds)	5.00	8/1/22	1,500,000		1,721,325
Trinity River Authority of Texas,
Revenue (Tarrant County Water
Project)	5.00	2/1/23	1,940,000		2,245,375
West Travis County Public Utility Agency,
Revenue	5.00	8/15/23	1,140,000		1,272,582
					35,747,100
Virginia - 1.1%
Virginia College Building Authority,
Educational Facilities Revenue
(Marymount University Project)	5.00	7/1/19	425,000	[b]	441,915
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/24	2,000,000		2,321,040
					2,762,955
Washington - 3.5%
King County Public Hospital District
Number 1,
Limited Tax GO (Valley Medical Center)	5.00	12/1/25	2,500,000		2,864,150

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal Investments -	Coupon	Maturity	Principal
88.4% (continued)	Rate (%)	Date	Amount ($)	Value ($)
Washington - 3.5% (continued)
Port of Seattle,
Intermediate Lien Revenue	5.00	4/1/25	3,340,000	3,854,460
Washington,
GO (Various Purpose)	5.00	7/1/27	1,500,000	1,791,975
				8,510,585
Wisconsin - .9%
Wisconsin Health and Educational
Facilities Authority,
Health Facilities Revenue (UnityPoint
Health)	5.00	12/1/23	1,000,000	1,165,400
Wisconsin Health and Educational
Facilities Authority,
Revenue (ProHealth Care, Inc.
Obligated Group)	5.00	8/15/33	1,000,000	1,110,890
				2,276,290
Total Long-Term Municipal Investments
(cost $211,073,216)				213,039,847

Total Investments (cost $217,502,170)			91.1%	219,528,448
Cash and Receivables (Net)			8.9%	21,519,910
Net Assets			100.0%	241,048,358

a Variable rate security—rate shown is the interest rate in effect at period end.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, these securities were valued at $6,526,401 or 2.71% of net assets.
c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited)†	Value (%)
Transportation Services	22.5
Other	11.1
Education	8.1
Utility-Electric	8.1
Health Care	7.4
Utility-Water and Sewer	6.9
City	6.8
Special Tax	6.8
State/Territory	4.3
County	2.9
Asset-Backed Ctfs./Auto Receivables	1.7
Prerefunded	1.5
Asset-Backed/Municipal	1.3
Asset-Backed Certificates/Corporate	.7
Housing	.5
Lease	.5
91.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Tax Sensitive Total Return Bond Fund
December 31, 2016 (Unaudited)

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	5,722,038	-	5,722,038
Corporate Bonds†	-	766,563	-	766,563
Municipal Bonds†	-	213,039,847	-	213,039,847

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the "Board") Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

At December 31, 2016, accumulated net unrealized appreciation on investments was $2,026,278, consisting of $3,968,016 gross unrealized appreciation and $1,941,738 gross unrealized depreciation.

At December 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
December 31, 2016 (Unaudited)

Common Stocks - 98.8%	Shares		Value ($)
Banks - 3.0%
First Republic Bank	187,611		17,286,478
SVB Financial Group	55,133	[a]	9,464,131
			26,750,609
Capital Goods - 12.9%
Allegion	73,296		4,690,944
Beacon Roofing Supply	305,174	[a]	14,059,366
BWX Technologies	314,468		12,484,380
Crane	177,403		12,794,304
Curtiss-Wright	128,533		12,642,506
Mercury Systems	313,244	[a]	9,466,234
Nordson	107,887		12,088,738
Quanta Services	333,147	[a]	11,610,173
Snap-on	99,858		17,102,680
Watsco	50,295		7,449,695
			114,389,020
Commercial & Professional Services - 1.3%
Copart	208,086	[a,b]	11,530,045
Consumer Durables & Apparel - 1.9%
Kate Spade & Company	399,501	[a]	7,458,684
Newell Brands	217,913		9,729,815
			17,188,499
Consumer Services - 4.4%
Bright Horizons Family Solutions	67,715	[a]	4,741,404
Buffalo Wild Wings	53,567	[a,b]	8,270,745
Panera Bread, Cl. A	58,927	[a,b]	12,085,338
Planet Fitness, Cl. A	689,610	[b]	13,861,161
			38,958,648
Diversified Financials - .9%
CBOE Holdings	105,374	[b]	7,786,085
Energy - 5.4%
Diamondback Energy	148,617	[a]	15,019,234
FMC Technologies	408,976	[a]	14,530,917
Oil States International	334,420	[a]	13,042,380
US Silica Holdings	94,884		5,378,025
			47,970,556

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.8% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 1.1%
TreeHouse Foods	133,963	[a,b]	9,670,789
Health Care Equipment & Services - 12.3%
ABIOMED	78,318	[a]	8,824,872
Acadia Healthcare	289,065	[a,b]	9,568,052
Align Technology	181,498	[a,b]	17,447,403
athenahealth	88,205	[a,b]	9,276,520
Brookdale Senior Living	657,190	[a]	8,162,300
Centene	121,718	[a]	6,878,284
Cooper	82,193		14,378,021
DENTSPLY SIRONA	188,494		10,881,759
DexCom	101,812	[a]	6,078,176
VCA	257,328	[a]	17,665,567
			109,160,954
Materials - 4.5%
Eagle Materials	108,198	[b]	10,660,749
Headwaters	570,782	[a]	13,424,793
Packaging Corporation of America	103,230		8,755,969
Scotts Miracle-Gro, Cl. A	72,213	[b]	6,899,952
			39,741,463
Media - 1.2%
IMAX	333,880	[a,b]	10,483,832
Pharmaceuticals, Biotechnology & Life Sciences - 9.3%
Alkermes	329,232	[a]	18,298,715
Cambrex	182,853	[a]	9,864,919
Halozyme Therapeutics	510,199	[a,b]	5,040,766
ICON	138,811	[a,b]	10,438,587
Jazz Pharmaceuticals	113,803	[a]	12,407,941
Ligand Pharmaceuticals, Cl. B	140,158	[a,b]	14,241,454
Neurocrine Biosciences	201,723	[a,b]	7,806,680
Sage Therapeutics	85,967	[a,b]	4,389,475
			82,488,537
Real Estate - 1.7%
DuPont Fabros Technology	335,435	[c]	14,735,660
Retailing - 4.2%
LKQ	323,058	[a]	9,901,728
Sally Beauty Holdings	447,157	[a,b]	11,813,888
Ulta Salon, Cosmetics & Fragrance	62,611	[a]	15,962,048
			37,677,664
Semiconductors & Semiconductor Equipment - 7.5%
Impinj	537,459	[b]	18,993,801

Common Stocks - 98.8% (continued)	Shares		Value ($)
Semiconductors & Semiconductor Equipment - 7.5% (continued)
Inphi	237,083	[a,b]	10,578,643
Mellanox Technologies	264,113	[a,b]	10,802,222
Power Integrations	389,103		26,400,639
			66,775,305
Software & Services - 21.6%
Akamai Technologies	184,389	[a]	12,295,059
ANSYS	72,668	[a]	6,721,063
Black Knight Financial Services, Cl. A	380,070	[a,b]	14,366,646
Booz Allen Hamilton Holdings	486,150		17,535,430
CACI International, Cl. A	88,155	[a]	10,957,667
CommVault Systems	237,665	[a]	12,215,981
CoStar Group	16,223	[a]	3,057,873
HubSpot	237,445	[a]	11,159,915
LogMeIn	138,560		13,377,968
Manhattan Associates	148,376	[a]	7,868,379
New Relic	272,453	[a]	7,696,797
Proofpoint	178,026	[a,b]	12,577,537
Science Applications International	186,758		15,837,078
Shopify, Cl. A	373,706	[a]	16,020,776
Splunk	183,927	[a,b]	9,407,866
SS&C Technologies Holdings	386,433	[b]	11,051,984
Twilio, Cl. A	342,130	[b]	9,870,451
			192,018,470
Technology Hardware & Equipment - 4.4%
FLIR Systems	433,908		15,703,131
NETGEAR	165,510	[a]	8,995,469
Trimble	464,039	[a]	13,990,776
			38,689,376
Transportation - 1.2%
J.B. Hunt Transport Services	106,432		10,331,354
Total Common Stocks (cost $742,279,928)			876,346,866
Other Investment - 1.5%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $13,110,702)	13,110,702	[d]	13,110,702

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 9.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $80,200,301)	80,200,301 [d]	80,200,301
Total Investments (cost $835,590,931)	109.3%	969,657,869
Liabilities, Less Cash and Receivables	(9.3%)	(82,894,618)
Net Assets	100.0%	886,763,251

[a] Non-income producing security.
[b] Security, or portion thereof, on loan. At December 31, 2016, the value of the fund’s securities on loan was $144,483,169 and the value of the collateral held by the fund was $148,444,631, consisting of cash collateral of $80,200,301 and U.S. Government &
Agency securities valued at $68,244,330.
[c] Investment in real estate investment trust.
[d] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	21.6
Capital Goods	12.9
Health Care Equipment & Services	12.3
Money Market Investments	10.5
Pharmaceuticals, Biotechnology & Life Sciences	9.3
Semiconductors & Semiconductor Equipment	7.5
Energy	5.4
Materials	4.5
Consumer Services	4.4
Technology Hardware & Equipment	4.4
Retailing	4.2
Banks	3.0
Consumer Durables & Apparel	1.9
Real Estate	1.7
Commercial & Professional Services	1.3
Media	1.2
Transportation	1.2
Food, Beverage & Tobacco	1.1
Diversified Financials	.9
109.3

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
December 31, 2016 (Unaudited)

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	839,403,671	-	-	839,403,671
Equity Securities—
Foreign Common
Stocks†	36,943,195	-	-	36,943,195
Registered Investment
Companies	93,311,003	-	-	93,311,003

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.
Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the "Service") approved by the
Board Members ("Board"). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the
Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures.
Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or
U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting
Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of
Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2016, accumulated net unrealized appreciation on investments was
$134,066,938, consisting of $155,855,529 gross unrealized appreciation and $21,788,591 gross unrealized depreciation.

At December 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of
Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
December 31, 2016 (Unaudited)

Common Stocks - 98.5%	Shares		Value ($)
Banks - 3.4%
Columbia Banking System	1,887		84,311
National Bank Holdings, Cl. A	3,520		112,253
TriState Capital Holdings	1,775	[a]	39,228
			235,792
Capital Goods - 11.8%
Beacon Roofing Supply	2,523	[a]	116,235
CLARCOR	1,201		99,046
Crane	1,435		103,492
Curtiss-Wright	872		85,770
Granite Construction	1,673		92,015
KEYW Holding	9,343	[a,b]	110,154
Mercury Systems	4,713	[a]	142,427
Watsco	411		60,877
			810,016
Commercial & Professional Services - 1.6%
WageWorks	1,481	[a]	107,372
Consumer Services - 4.3%
Bright Horizons Family Solutions	503	[a]	35,220
Buffalo Wild Wings	445	[a]	68,708
Planet Fitness, Cl. A	6,143		123,474
Texas Roadhouse	1,397		67,391
			294,793
Diversified Financials - 1.1%
WisdomTree Investments	6,597	[b]	73,491
Energy - 4.7%
Oil States International	3,487	[a]	135,993
PDC Energy	1,802	[a]	130,789
US Silica Holdings	918		52,032
			318,814
Exchange-Traded Funds - 5.0%
iShares Russell 2000 Growth ETF	2,239	[b]	344,672
Food & Staples Retailing - 1.0%
Performance Food Group	2,816	[a,b]	67,584
Food, Beverage & Tobacco - 2.4%
Calavo Growers	1,101		67,601

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.5% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 2.4% (continued)
Snyder's-Lance	2,525		96,808
			164,409
Health Care Equipment & Services - 6.5%
Align Technology	1,012	[a]	97,284
Endologix	7,119	[a,b]	40,721
HMS Holdings	1,984	[a]	36,029
ICU Medical	444	[a]	65,423
Integra LifeSciences Holdings	463	[a]	39,721
NxStage Medical	4,194	[a]	109,925
WellCare Health Plans	394	[a]	54,010
			443,113
Household & Personal Products - 1.4%
Inter Parfums	2,987	[b]	97,824
Materials - 2.1%
Flotek Industries	5,573	[a,b]	52,330
Headwaters	3,995	[a]	93,962
			146,292
Media - 1.2%
IMAX	2,621	[a]	82,299
Pharmaceuticals, Biotechnology & Life Sciences - 12.8%
Cambrex	2,004	[a]	108,116
Flexion Therapeutics	5,031	[a,b]	95,690
Foamix Pharmaceuticals	7,340	[a,b]	81,474
Galapagos, ADR	1,229	[a]	78,890
Halozyme Therapeutics	4,177	[a,b]	41,269
Ligand Pharmaceuticals	1,136	[a,b]	115,429
Natera	7,505	[a]	87,884
NeoGenomics	7,266	[a]	62,270
Otonomy	3,017	[a]	47,970
Radius Health	1,465	[a,b]	55,714
Retrophin	2,947	[a,b]	55,787
Sage Therapeutics	985	[a,b]	50,294
			880,787
Real Estate - 5.1%
DuPont Fabros Technology	2,476	[c]	108,771
Monmouth Real Estate Investment	4,651	[c]	70,881
Physicians Realty Trust	3,629	[c]	68,806
Potlatch	2,448	[c]	101,959
			350,417

Common Stocks - 98.5% (continued)	Shares		Value ($)
Retailing - 6.6%
1-800-Flowers.com, Cl. A	8,049	[a]	86,124
Burlington Stores	831	[a]	70,427
Core-Mark Holding	1,209	[b]	52,072
Etsy	7,315	[a,b]	86,171
Monro Muffler Brake	1,206		68,983
Ollie's Bargain Outlet Holdings	3,011	[a,b]	85,663
			449,440
Semiconductors & Semiconductor Equipment - 9.8%
Impinj	5,436	[b]	192,108
Inphi	2,956	[a]	131,897
MaxLinear, Cl. A	4,556	[a]	99,321
Mellanox Technologies	1,968	[a]	80,491
Power Integrations	2,509		170,236
			674,053
Software & Services - 13.9%
CACI International, Cl. A	726	[a]	90,242
CommVault Systems	1,971	[a]	101,309
HubSpot	2,299	[a]	108,053
LogMeIn	1,317	[b]	127,156
Mimecast	6,670	[a]	119,393
New Relic	2,673	[a]	75,512
Proofpoint	1,418	[a,b]	100,182
Shopify, Cl. A	2,701	[a]	115,792
Twilio, Cl. A	1,606	[b]	46,333
Varonis Systems	2,701	[a]	72,387
			956,359
Technology Hardware & Equipment - 3.8%
Airgain	1,031		14,846
Calix	2,904	[a]	22,361
NETGEAR	2,529	[a]	137,451
Novanta	4,083	[a]	85,743
			260,401
Total Common Stocks (cost $5,424,657)			6,757,928
Other Investment - 2.0%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $139,545)	139,545	[d]	139,545

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 13.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $934,592)	934,592 [d]	934,592
Total Investments (cost $6,498,794)	114.1%	7,832,065
Liabilities, Less Cash and Receivables	(14.1%)	(970,329)
Net Assets	100.0%	6,861,736
ADR—American Depository Receipt
ETF—Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At December 31, 2016, the value of the fund’s securities on loan was $1,270,678 and the value of the collateral held by the fund was $1,310,547, consisting of cash collateral of $934,592 and U.S. Government & Agency securities valued at $375,955.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Money Market Investments	15.6
Software & Services	13.9
Pharmaceuticals, Biotechnology & Life Sciences	12.8
Capital Goods	11.8
Semiconductors & Semiconductor Equipment	9.8
Retailing	6.6
Health Care Equipment & Services	6.5
Real Estate	5.1
Exchange-Traded Funds	5.0
Energy	4.7
Consumer Services	4.3
Technology Hardware & Equipment	3.8
Banks	3.4
Food, Beverage & Tobacco	2.4
Materials	2.1
Commercial & Professional Services	1.6
Household & Personal Products	1.4
Media	1.2
Diversified Financials	1.1
Food & Staples Retailing	1.0
114.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
December 31, 2016 (Unaudited)

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	5,935,408	-	-	5,935,408
Equity Securities—
Foreign Common
Stocks†	477,848	-	-	477,848
Exchange-Traded Funds	344,672	-	-	344,672
Registered Investment
Companies	1,074,137	-	-	1,074,137

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.
Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the "Service") approved by the
Board Members ("Board"). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the
Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures.
Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or
U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting
Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of
Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2016, accumulated net unrealized appreciation on investments was
$1,333,271, consisting of $1,408,001 gross unrealized appreciation and $74,730 gross unrealized depreciation.

At December 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of
Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
December 31, 2016 (Unaudited)

Common Stocks - 99.1%	Shares		Value ($)
Automobiles & Components - .6%
Gentherm	37,671	[a]	1,275,163
Banks - 17.7%
Associated Banc-Corp	73,709		1,820,612
Banner	19,707		1,099,848
Brookline Bancorp	88,824		1,456,714
Bryn Mawr Bank	24,707		1,041,400
Capital Bank Financial, Cl. A	25,326		994,046
Central Pacific Financial	47,415		1,489,779
CoBiz Financial	48,713		822,763
Columbia Banking System	20,345		909,015
CVB Financial	69,083		1,584,073
FCB Financial Holdings, Cl. A	28,350	[a]	1,352,295
First Horizon National	114,767		2,296,488
Fulton Financial	110,839		2,083,773
Hancock Holding	64,625		2,785,337
IBERIABANK	37,569		3,146,404
Seacoast Banking Corporation of Florida	48,381	[a]	1,067,285
South State	17,193		1,502,668
Synovus Financial	67,606		2,777,254
UMB Financial	32,733		2,524,369
Umpqua Holdings	116,114		2,180,621
United Community Banks	73,615		2,180,476
Washington Trust Bancorp	9,651	[b]	540,939
Webster Financial	85,130	[b]	4,620,856
			40,277,015
Capital Goods - 8.8%
Aerovironment	51,573	[a,b]	1,383,704
Apogee Enterprises	13,648		730,987
Astec Industries	19,616		1,323,295
Chart Industries	36,399	[a]	1,311,092
Comfort Systems USA	31,066		1,034,498
EMCOR Group	29,668		2,099,308
EnerSys	25,801		2,015,058
Granite Construction	37,345		2,053,975
Kennametal	52,222		1,632,460

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Capital Goods - 8.8% (continued)
Lindsay	24,195		1,805,189
Raven Industries	34,522		869,954
Teledyne Technologies	15,129	[a]	1,860,867
Trinity Industries	52,650		1,461,564
Wabash National	29,791		471,294
			20,053,245
Commercial & Professional Services - 2.8%
Interface	70,083		1,300,040
Knoll	33,217		927,751
Korn/Ferry International	86,599		2,548,609
LSC Communications	28,598		848,789
McGrath RentCorp	19,677		771,142
			6,396,331
Consumer Durables & Apparel - 4.1%
Cavco Industries	9,291	[a]	927,706
Deckers Outdoor	24,939	[a,b]	1,381,371
Ethan Allen Interiors	34,179		1,259,496
G-III Apparel Group	22,557	[a]	666,785
iRobot	14,824	[a]	866,463
Kate Spade & Company	87,902	[a]	1,641,130
Oxford Industries	12,476		750,182
Vera Bradley	50,268	[a]	589,141
William Lyon Homes, Cl. A	64,802	[a,b]	1,233,182
			9,315,456
Consumer Services - 1.8%
Belmond, Cl. A	130,491	[a]	1,742,055
Cheesecake Factory	40,093		2,400,769
			4,142,824
Diversified Financials - 1.4%
Cohen & Steers	35,467		1,191,691
Morningstar	18,145		1,334,746
Piper Jaffray	8,686	[a]	629,735
			3,156,172
Energy - 7.0%
Callon Petroleum	113,981	[a]	1,751,888
Dril-Quip	18,515	[a]	1,111,826
Geospace Technologies	39,921	[a,b]	812,792
Natural Gas Services Group	32,029	[a]	1,029,732
Oasis Petroleum	93,803	[a]	1,420,177
Oil States International	48,370	[a]	1,886,430

Common Stocks - 99.1% (continued)	Shares		Value ($)
Energy - 7.0% (continued)
PDC Energy	25,572	[a]	1,856,016
RPC	128,876	[b]	2,553,034
SemGroup, Cl. A	49,946		2,085,245
Synergy Resources	168,760	[a,b]	1,503,652
			16,010,792
Exchange-Traded Funds - 4.7%
iShares Russell 2000 Value ETF	89,376	[b]	10,630,381
Food & Staples Retailing - 2.0%
United Natural Foods	96,035	[a]	4,582,790
Food, Beverage & Tobacco - 1.8%
Boston Beer, Cl. A	16,389	[a,b]	2,783,672
Hain Celestial Group	31,661	[a]	1,235,729
			4,019,401
Health Care Equipment & Services - 3.3%
Air Methods	24,892	[a,b]	792,810
Allscripts Healthcare Solutions	105,758	[a]	1,079,789
AMN Healthcare Services	23,585	[a]	906,843
Globus Medical, Cl. A	77,134	[a,b]	1,913,695
Meridian Bioscience	24,399		431,862
Natus Medical	18,798	[a]	654,170
Omnicell	47,413	[a]	1,607,301
			7,386,470
Insurance - 1.3%
First American Financial	24,111		883,186
Safety Insurance Group	11,933		879,462
Selective Insurance Group	29,686		1,277,982
			3,040,630
Materials - 2.8%
Calgon Carbon	57,296		974,032
Carpenter Technology	40,490		1,464,523
Commercial Metals	33,472		729,020
Haynes International	20,659		888,130
Louisiana-Pacific	93,618	[a]	1,772,189
Stillwater Mining	38,876	[a]	626,292
			6,454,186
Media - 2.4%
E.W. Scripps, Cl. A	116,748	[a]	2,256,739
New York Times, Cl. A	129,876	[b]	1,727,351
Scholastic	30,734		1,459,558
			5,443,648

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 1.5%
Cambrex	43,572	[a]	2,350,709
Supernus Pharmaceuticals	43,560	[a]	1,099,890
			3,450,599
Real Estate - 8.7%
Agree Realty	23,948	[c]	1,102,805
American Assets Trust	34,538	[c]	1,487,897
CareTrust	83,271	[c]	1,275,712
CBL & Associates Properties	120,155	[c]	1,381,783
CoreCivic	26,842		656,555
Cousins Properties	159,581	[c]	1,358,034
CyrusOne	36,706	[c]	1,641,859
Education Realty Trust	27,173	[c]	1,149,418
Healthcare Trust of America, Cl. A	30,809	[c]	896,850
LaSalle Hotel Properties	48,019	[c]	1,463,139
Outfront Media	35,188	[c]	875,126
Parkway	54,065	[c]	1,202,946
Pebblebrook Hotel Trust	81,506	[b,c]	2,424,803
Potlatch	24,186	[c]	1,007,347
Retail Opportunity Investments	31,031	[c]	655,685
Tanger Factory Outlet Centers	31,578	[c]	1,129,861
			19,709,820
Retailing - 3.6%
Dillard's, Cl. A	25,606	[b]	1,605,240
Express	109,416	[a]	1,177,316
Restoration Hardware Holdings	65,293	[a,b]	2,004,495
The Children's Place	21,618		2,182,337
Urban Outfitters	42,074	[a]	1,198,268
			8,167,656
Semiconductors & Semiconductor Equipment - 4.6%
Brooks Automation	66,837		1,140,908
Cirrus Logic	26,677	[a]	1,508,318
First Solar	35,777	[a,b]	1,148,084
Integrated Device Technology	37,796	[a]	890,474
Nanometrics	30,950	[a]	775,607
Photronics	76,128	[a]	860,246
Semtech	47,872	[a]	1,510,362
Teradyne	99,240		2,520,696
			10,354,695
Software & Services - 6.3%
Acxiom	62,880	[a]	1,685,184

Common Stocks - 99.1% (continued)	Shares		Value ($)
Software & Services - 6.3% (continued)
CSG Systems International	28,360		1,372,624
DST Systems	20,290		2,174,073
Mentor Graphics	60,505		2,232,029
MicroStrategy, Cl. A	8,562	[a]	1,690,139
Qualys	20,797	[a]	658,225
Teradata	49,615	[a]	1,348,040
Verint Systems	46,290	[a]	1,631,722
WebMD Health	32,005	[a]	1,586,488
			14,378,524
Technology Hardware & Equipment - 5.4%
CalAmp	58,802	[a]	852,629
Cray	63,767	[a]	1,319,977
Electronics For Imaging	30,886	[a]	1,354,660
FARO Technologies	20,080	[a]	722,880
FLIR Systems	39,783		1,439,747
Ixia	62,051	[a]	999,021
NetScout Systems	52,869	[a]	1,665,373
Plantronics	20,492		1,122,142
Tech Data	17,866	[a]	1,512,893
Vishay Intertechnology	82,517	[b]	1,336,775
			12,326,097
Transportation - 2.3%
Kirby	22,386	[a,b]	1,488,669
Knight Transportation	45,550		1,505,427
Marten Transport	53,993		1,258,037
Ryder System	12,727		947,398
			5,199,531
Utilities - 4.2%
American States Water	24,511		1,116,721
Chesapeake Utilities	22,784		1,525,389
Hawaiian Electric Industries	53,600		1,772,552
Portland General Electric	34,507		1,495,188
Vectren	26,457		1,379,733
WGL Holdings	30,305		2,311,665
			9,601,248
Total Common Stocks (cost $176,599,215)			225,372,674
Other Investment - 1.1%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $2,646,410)	2,646,410	[d]	2,646,410

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 6.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $14,045,138)	14,045,138 [d]	14,045,138
Total Investments (cost $193,290,763)	106.4%	242,064,222
Liabilities, Less Cash and Receivables	(6.4%)	(14,586,973)
Net Assets	100.0%	227,477,249

ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At December 31, 2016, the value of the fund’s securities on loan was $28,799,817 and the value of the collateral held by the fund was $29,480,630, consisting of cash collateral of $14,045,138 and U.S. Government & Agency securities valued at $15,435,492.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Banks	17.7
Capital Goods	8.8
Real Estate	8.7
Money Market Investments	7.3
Energy	7.0
Software & Services	6.3
Technology Hardware & Equipment	5.4
Exchange-Traded Funds	4.7
Semiconductors & Semiconductor Equipment	4.6
Utilities	4.2
Consumer Durables & Apparel	4.1
Retailing	3.6
Health Care Equipment & Services	3.3
Commercial & Professional Services	2.8
Materials	2.8
Media	2.4
Transportation	2.3
Food & Staples Retailing	2.0
Consumer Services	1.8
Food, Beverage & Tobacco	1.8
Pharmaceuticals, Biotechnology & Life Sciences	1.5
Diversified Financials	1.4
Insurance	1.3
Automobiles & Components	.6
106.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
December 31, 2016 (Unaudited)

The following is a summary of the inputs used as of December 31, 2016 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	213,000,238	-	-	213,000,238
Equity Securities—
Foreign Common
Stocks†	1,742,055	-	-	1,742,055
Exchange-Traded Funds	10,630,381	-	-	10,630,381
Registered Investment
Companies	16,691,548	-	-	16,691,548

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative
GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.
Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the "Service") approved by the
Board Members ("Board"). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the
Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures.
Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or
U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting
Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of
Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2016, accumulated net unrealized appreciation on investments was
$48,773,459, consisting of $52,659,193 gross unrealized appreciation and $3,885,734 gross unrealized depreciation.

At December 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of
Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)